Mortgage Banking Activities, Managed Servicing Portfolio (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Residential mortgage servicing rights [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced and subserviced for others	$ 397,000	$ 488,000
Owned loans serviced	244,000	252,000
Total managed servicing portfolio	641,000	740,000
Total serviced for others, excluding subserviced for others	$ 397,000	$ 487,000
MSRs as a percentage of loans serviced for others	1.43%	1.41%
Weighted average note rate (mortgage loans serviced for others)	3.78%	3.76%
Servicer advances, net of an allowance for uncollectible amounts	$ 688	$ 977
Commercial mortgage servicing [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced and subserviced for others	77,000	531,000
Owned loans serviced	118,000	117,000
Total managed servicing portfolio	195,000	648,000
Total serviced for others, excluding subserviced for others	$ 61,000	$ 522,000
MSRs as a percentage of loans serviced for others	1.03%	0.18%
Weighted average note rate (mortgage loans serviced for others)	4.11%	5.05%
Servicer advances, net of an allowance for uncollectible amounts	$ 26	$ 1,173